Income Taxes - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Income/(loss) before income taxes and share of results of equity method investments	$ 70,590	$ 35,033	$ (38,394)
Total statutory tax charge	0	0	0
Withholding taxes	13	74	0
Total corporate income tax	4,325	5,949	1,969
Breakdown of current/deferred tax expense
Current tax expense	1,951	2,107	1,264
Deferred tax expense	2,374	3,842	705
Total corporate income tax	4,325	5,949	1,969
U.S.
Income Tax [Line Items]
Tax charge in foreign jurisdictions	3,200	5,052	855
UK
Income Tax [Line Items]
Tax charge in foreign jurisdictions	803	386	566
Poland
Income Tax [Line Items]
Tax charge in foreign jurisdictions	(18)	171	345
Singapore
Income Tax [Line Items]
Tax charge in foreign jurisdictions	6	0	47
Denmark
Income Tax [Line Items]
Tax charge in foreign jurisdictions	234	167	74
Malta
Income Tax [Line Items]
Tax charge in foreign jurisdictions	$ 87	$ 99	$ 82